UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check Here if Amendment [ ]; Amendment Number:
This Amendment (Check Only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:
Name:       Croteau Investment Management, Inc.
Address:    100 First Stamford Place
            Stamford, CT 06902-6732

13F File Number: 28-4873

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:      Garnet Croteau
Title:     President
Phone:     203-961-8034
Signature, Place, and Date of Signing:

Garnet Croteau   Stamford, Connecticut, July 14, 1999


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

None.

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Croteau Investment Management
FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/
PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN
CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- ---
---- ------- ------------ -------- -------- --------
AMERICA ON LINE                cs                             2206    21200 SH
     SOLE                    21200
AMERICAN EXPRESS               cs                             3341    24750 SH
     SOLE                    24750
AMERICAN INT'L GRP             cs                            10261   118027 SH
     SOLE                   118027
AT&T LIBERTY MEDIA GROUP       cs                             3058    81950 SH
     SOLE                    81950
CHASE MANHATTAN CORP.          cs                             3531    46850 SH
     SOLE                    46850
CISCO SYSTEMS                  cs                            18009   262662 SH
     SOLE                   262662
COCA COLA                      cs                             5218   108150 SH
     SOLE                   108150
COMPAQ                         cs                             7434   324992 SH
     SOLE                   324992
DISNEY WALT                    cs                             5554   213600 SH
     SOLE                   213600
ELI LILLY                      cs                             3524    54900 SH
     SOLE                    54900
FISERV                         cs                             5866   180505 SH
     SOLE                   180505
GENERAL ELECTRIC               cs                            12609   106349 SH
     SOLE                   106349
HOUSEHOLD INTERNATIONAL        cs                             2955    73650 SH
     SOLE                    73650
INTEL CORP.                    cs                            19730   265500 SH
     SOLE                   265500
LEHMAN BROS.                   cs                              756    12950 SH
     SOLE                    12950
MCI WORLDCOM INC               cs                            10436   145200 SH
     SOLE                   145200
MINN. MIN. & MANUF.            cs                             2868    29860 SH
     SOLE                    29860
MOTOROLA INC.                  cs                             3353    38100 SH
     SOLE                    38100
PFIZER                         cs                             3363    93750 SH
     SOLE                    93750
PHILIP MORIS                   cs                             2051    60000 SH
     SOLE                    60000
WARNER LAMBERT CO.             cs                             4133    62260 SH
     SOLE                    62260


REPORT SUMMARY    21 DATA RECORDS     130257
0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  21

Form 13F Information Table Value Total:  $130,257

List of Other Included Managers: None

No. 13F File Number        28-4873

Not Applicable

